Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.62%
Advertising–0.67%
Trade Desk, Inc. (The), Class A(b)	145,599	$9,963,340
Aerospace & Defense–1.86%
Axon Enterprise, Inc.(b)	47,308	11,782,531
TransDigm Group, Inc.	14,408	15,743,333
		27,525,864
Application Software–16.07%
Adobe, Inc.(b)	60,458	37,349,743
Braze, Inc., Class A(b)(c)	153,162	8,278,406
Datadog, Inc., Class A(b)	146,727	18,258,708
Guidewire Software, Inc.(b)(c)	70,174	7,837,032
HubSpot, Inc.(b)	64,084	39,155,324
Informatica, Inc., Class A(b)(c)	394,906	11,847,180
Manhattan Associates, Inc.(b)	62,064	15,054,244
Nutanix, Inc., Class A(b)	135,340	7,606,108
Procore Technologies, Inc.(b)	210,514	15,028,595
PTC, Inc.(b)	41,433	7,484,872
Samsara, Inc., Class A(b)	643,433	20,203,796
Sprout Social, Inc., Class A(b)(c)	219,851	13,483,462
Workday, Inc., Class A(b)	127,120	37,000,818
		238,588,288
Asset Management & Custody Banks–1.23%
KKR & Co., Inc., Class A	211,053	18,272,969
Broadline Retail–4.69%
Amazon.com, Inc.(b)	351,302	54,522,070
MercadoLibre, Inc. (Brazil)(b)	8,828	15,111,859
		69,633,929
Casinos & Gaming–1.00%
DraftKings, Inc., Class A(b)	381,286	14,889,218
Communications Equipment–1.05%
Arista Networks, Inc.(b)	60,378	15,618,581
Construction & Engineering–0.79%
Comfort Systems USA, Inc.	53,728	11,684,228
Education Services–0.58%
Duolingo, Inc.(b)	47,622	8,519,100
Electrical Components & Equipment–0.82%
Eaton Corp. PLC	49,670	12,222,794
Health Care Equipment–2.27%
Boston Scientific Corp.(b)	177,992	11,259,774
DexCom, Inc.(b)	124,392	15,094,969
Intuitive Surgical, Inc.(b)	19,507	7,377,938
		33,732,681
Industrial Machinery & Supplies & Components–0.71%
Parker-Hannifin Corp.	22,663	10,526,963
Interactive Home Entertainment–1.04%
Take-Two Interactive Software, Inc.(b)	93,376	15,400,504
Shares		Value
Interactive Media & Services–6.67%
Alphabet, Inc., Class A(b)	255,903	$35,852,010
Meta Platforms, Inc., Class A(b)	161,747	63,103,975
		98,955,985
Internet Services & Infrastructure–4.34%
Cloudflare, Inc., Class A(b)(c)	176,374	13,942,365
MongoDB, Inc.(b)	75,487	30,234,053
Shopify, Inc., Class A (Canada)(b)(c)	253,315	20,282,932
		64,459,350
IT Consulting & Other Services–1.58%
Endava PLC, ADR (United Kingdom)(b)	137,175	9,707,875
Globant S.A.(b)	58,234	13,732,159
		23,440,034
Movies & Entertainment–2.76%
Netflix, Inc.(b)	52,269	29,485,465
Spotify Technology S.A.(b)	53,602	11,543,191
		41,028,656
Passenger Ground Transportation–1.29%
Uber Technologies, Inc.(b)	293,736	19,172,149
Pharmaceuticals–0.49%
Eli Lilly and Co.	11,282	7,283,772
Restaurants–0.73%
DoorDash, Inc., Class A(b)	104,269	10,864,830
Semiconductor Materials & Equipment–5.25%
Applied Materials, Inc.	69,978	11,497,385
Entegris, Inc.	239,402	28,177,615
Lam Research Corp.	46,444	38,324,196
		77,999,196
Semiconductors–21.17%
Advanced Micro Devices, Inc.(b)	276,386	46,347,168
Allegro MicroSystems, Inc. (Japan)(b)(c)	283,168	7,345,378
Analog Devices, Inc.	120,887	23,253,823
Broadcom, Inc.	44,811	52,876,980
Lattice Semiconductor Corp.(b)	273,951	16,672,658
Monolithic Power Systems, Inc.	54,642	32,933,826
NVIDIA Corp.	164,669	101,315,896
ON Semiconductor Corp.(b)	104,417	7,427,181
Silicon Laboratories, Inc.(b)	106,644	13,155,604
Synaptics, Inc.(b)(c)	122,078	13,039,151
		314,367,665
Systems Software–16.25%
CrowdStrike Holdings, Inc., Class A(b)	108,141	31,631,242
CyberArk Software Ltd.(b)	76,716	17,911,652
GitLab, Inc., Class A(b)	286,165	20,349,193
JFrog Ltd. (Israel)(b)	206,350	6,712,566
Microsoft Corp.	225,953	89,834,394
Palo Alto Networks, Inc.(b)	104,779	35,468,739
ServiceNow, Inc.(b)	51,467	39,392,842
		241,300,628

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Technology Hardware, Storage & Peripherals–2.09%
Apple, Inc.	168,296	$31,033,782
Trading Companies & Distributors–0.53%
United Rentals, Inc.	12,648	7,910,059
Transaction & Payment Processing Services–2.69%
Mastercard, Inc., Class A	37,164	16,695,183
Visa, Inc., Class A	84,799	23,172,175
		39,867,358
Total Common Stocks & Other Equity Interests (Cost $913,528,196)		1,464,261,923
Money Market Funds–1.68%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	8,595,374	8,595,374
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	6,566,508	6,570,448
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	9,823,284	9,823,284
Total Money Market Funds (Cost $24,987,641)		24,989,106
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $938,515,837)		1,489,251,029
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.41%
Invesco Private Government Fund, 5.29%(d)(e)(f)	8,864,185	$8,864,185
Invesco Private Prime Fund, 5.52%(d)(e)(f)	26,897,112	26,915,940
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,780,932)		35,780,125
TOTAL INVESTMENTS IN SECURITIES–102.71% (Cost $974,296,769)		1,525,031,154
OTHER ASSETS LESS LIABILITIES—(2.71)%		(40,198,404)
NET ASSETS–100.00%		$1,484,832,750
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,835,409	$99,572,003	$(96,812,038)	$-	$-	$8,595,374	$283,043
Invesco Liquid Assets Portfolio, Institutional Class	4,597,308	71,122,858	(69,151,454)	475	1,261	6,570,448	222,166
Invesco Treasury Portfolio, Institutional Class	6,669,039	113,796,574	(110,642,329)	-	-	9,823,284	318,759
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,785,224	192,832,191	(199,753,230)	-	-	8,864,185	732,313*
Invesco Private Prime Fund	40,590,577	457,780,832	(471,476,330)	(394)	21,255	26,915,940	1,949,067*
Total	$73,477,557	$935,104,458	$(947,835,381)	$81	$22,516	$60,769,231	$3,505,348

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,464,261,923	$—	$—	$1,464,261,923
Money Market Funds	24,989,106	35,780,125	—	60,769,231
Total Investments	$1,489,251,029	$35,780,125	$—	$1,525,031,154
Invesco Technology Fund